Cromwell Marketfield L/S Fund
Schedule of Investments
September 30, 2022 (Unaudited)
		Shares	Value
COMMON STOCKS - 58.42%
Building Products - 0.85%
TOTO Ltd. (a)		33,886	$1,128,519
Chemicals - 4.24%
The Mosaic Co. (c)		67,558	3,265,078
The Sherwin-Williams Co. (c)		11,489	2,352,373
			5,617,451
Electrical Equipment - 1.62%
Rockwell Automation, Inc.		9,975	2,145,722
Electronic Equipment, Instruments & Components - 1.83%
Keyence Corp. (a)		7,324	2,423,959
Energy Equipment & Services - 2.50%
Schlumberger Ltd. (a)(c)		92,203	3,310,088
Food & Staples Retailing - 2.26%
Costco Wholesale Corp. (c)		6,358	3,002,693
Hotels, Restaurants & Leisure - 0.43%
Dalata Hotel Group PLC (a)(b)		207,835	574,400
Household Durables - 6.30%
DR Horton, Inc. (c)		52,675	3,547,661
Lennar Corp., Class A		29,641	2,209,737
Mohawk Industries, Inc. (b)		28,513	2,600,100
			8,357,498
Industrial Conglomerates - 0.46%
Siemens AG (a)		6,132	608,176
Machinery - 7.06%
Caterpillar, Inc. (c)		15,834	2,598,043
Cummins, Inc. (c)		14,785	3,008,895
Deere & Co. (c)		11,265	3,761,271
			9,368,209
Metals & Mining - 12.08%
Barrick Gold Corp. (a)(c)		136,014	2,108,217
Compania de Minas Buenaventura SAA - ADR (a)		97,865	658,632
Franco-Nevada Corp. (a)		29,070	3,473,284
Freeport-McMoRan, Inc. (c)		70,949	1,939,036
MMC Norilsk Nickel PJSC - ADR (a)(d)(f)		105,916	–
Newmont Corp. (c)		51,994	2,185,308
Rio Tinto PLC - ADR (a)		36,239	1,995,319
Vale SA - ADR (a)(c)		155,300	2,068,596
Wheaton Precious Metals Corp. (a)		49,029	1,586,578
			16,014,970
Oil, Gas & Consumable Fuels - 12.37%
Chevron Corp. (c)		23,665	3,399,951
ConocoPhillips (c)		45,389	4,645,110
Devon Energy Corp. (c)		66,451	3,995,699
EOG Resources, Inc. (c)		19,299	2,156,277
Golar LNG Ltd. (a)(b)		88,634	2,208,759
			16,405,796
Real Estate Management & Development - 1.04%
The St. Joe Co.		42,951	1,375,720
Road & Rail - 4.61%
Norfolk Southern Corp. (c)		15,963	3,346,643
Union Pacific Corp. (c)		14,173	2,761,184
			6,107,827
Semiconductors & Semiconductor Equipment - 0.77%
Intel Corp.		39,466	1,017,039
TOTAL COMMON STOCKS (Cost $58,220,390)			77,458,067

EXCHANGE-TRADED FUNDS - 9.18%
iShares MSCI Brazil ETF		90,923	2,694,048
iShares MSCI United Kingdom ETF		136,163	3,568,833
SPDR S&P Oil & Gas Exploration & Production ETF (c)		22,753	2,837,754
VanEck Gold Miners ETF (c)		127,143	3,066,689
VanEck Russia ETF (d)(f)		81,903	–
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,329,862)			12,167,324

SHORT-TERM INVESTMENT - 31.60%
U.S. Bank Money Market Deposit Account, 2.60% (e)		41,889,722	41,889,722
TOTAL SHORT-TERM INVESTMENT (Cost $41,889,722)			41,889,722

Total Investments (Cost $114,439,974) - 99.20%			131,515,113
Other Assets in Excess of Liabilities - 0.80%			1,064,104
TOTAL NET ASSETS - 100.00%			$132,579,217

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)		All or a portion of this security is pledged as collateral for securities sold short with an aggregate fair value of $39,957,070 as of September 30, 2022.
(d)		Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

(f)		As of September 30, 2022, the Valuation Committee has fair valued these securities. The value of these securities were $0, which represents 0.00% of total net assets.

Abbreviations:
ADR		American Depositary Receipt
AG		Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.		Limited is a term indicating a company is incorporated and shareholders have limited liabiity.
PJSC	An abbreviation used by many countries to signify an open joint-stick company
PLC		Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SAA		An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CROMWELL MARKETFIELD L/S FUND
Schedule of Securities Sold Short
September 30, 2022 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (19.35)%
COMMON STOCKS - (18.92)%
Banks - (6.41)%
JPMorgan Chase & Co.	(37,656)	$(3,935,052)
Signature Bank	(15,073)	(2,276,023)
SVB Financial Group (a)	(6,811)	(2,286,998)
		(8,498,073)

Capital Markets - (6.29)%
BlackRock, Inc.	(6,847)	(3,767,767)
Coinbase Global, Inc., Class A (a)	(9,388)	(605,432)
Goldman Sachs Group, Inc.	(9,542)	(2,796,283)
Invesco Ltd. (b)	(85,493)	(1,171,254)
		(8,340,736)

Consumer Finance - (1.74)%
Synchrony Financial	(81,550)	(2,298,895)
Industrial Conglomerates - (2.25)%
General Electric Co.	(48,163)	(2,981,771)
Interactive Media & Services - (2.23)%
Alphabet, Inc., Class A (a)	(30,940)	(2,959,411)
TOTAL COMMON STOCKS (Proceeds $31,688,895)		(25,078,886)

REAL ESTATE INVESTMENT TRUSTS - (0.43)%
Vornado Realty Trust	(24,854)	(575,619)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,828,341)		(575,619)

Total Securities Sold Short (Proceeds $33,517,236)		$(25,654,505)

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:

Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liabiity.

Summary of Fair Value Exposure at September 30, 2022

    FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

    Level 1 – Quoted prices in active markets for identical securities.
    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks (1)	$77,458,067	$-	$	- (2)	$77,458,067
Exchange-Traded Funds	12,167,324	-		- (2)	12,167,324
Short-Term Investments	41,889,722	-		-	41,889,722
Total Assets	$131,515,113	$-		$-	$131,515,113

Liabilities:
Securities Sold Short
Common Stocks (1)	$(25,078,886)	$-		$-	$(25,078,886)
Real Estate Investment Trust	(575,619)	-		-	(575,619)
Total Liabilities	$(25,654,505)	$-		$-	$(25,654,505)

(1) See the Schedule of Investments for industry/geographic classifications.
(2) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended September 30, 2022, all level 3 securities held by the Fund were value at $0 at September 30, 2022.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in
	Securities
Balance as of December 31, 2021	$-
Purchases	-
Sales proceeds	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net sales	-
Transfers into and/or out of Level 3	-
Balance as of March 31, 2022	$- (1)
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of September 30, 2022	$(5,459,516)

(1) As of September 30, 2022, all transfers into Level 3 were valued at $0.

The Level 3 investments as of September 30, 2022, represented 0.00% of the Fund’s net assets. Refer to the Schedule of Investments for further information on the classification of investments.